CREDIT AGREEMENT	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
CREDIT AGREEMENT [Abstract]
CREDIT AGREEMENT

NOTE 8. CREDIT AGREEMENT

On May 2, 2011, the Company entered into and simultaneously closed a Credit Agreement for a $1.5 million bridge loan with three private institutional investors. Under the Credit Agreement, the Company issued to each lender a zero-coupon original issue discount note due February 2, 2012. The notes are convertible into shares of the Company's common stock at the lender's option at a price of $0.40 per share. The aggregate face amount of the notes at the February 2, 2012 maturity was $1,677,438. The Company may prepay the notes at its option (together with accrued original issue discount), and must prepay them (together with accrued original issue discount) first out of the net proceeds of any future capital raising transactions by the Company.

The Company also agreed to issue to the lenders warrants to purchase an aggregate of 1,500,000 shares of common stock, exercisable for five years at an initial exercise price of $0.50 per share (the "Lender Warrants"). The Lender Warrants contain provisions that protect holders from future issuances of the Company's common stock at prices below such warrants' respective exercise prices and these provisions could result in modification of the warrants exercise price based on a variable that is not an input to the fair value of a "fixed-for-fixed" option as defined under FASB ASC Topic No. 815 - 40. The fair values of the Lender Warrants were recognized as derivative warrant instruments at issuance and are measured at fair value at each reporting period. The Company determined the fair value of the warrants was $1,132,000 at the issuance date. This amount was recorded as a debt discount and is amortized to interest expense over the term of the debentures.

On August 25, 2011, the Company entered into an Amendment and Waiver Agreement with the holders of the zero-coupon bridge notes (the "Waiver Agreement"). The Waiver Agreement does not alter the principal amount of the zero-coupon bridge notes; however, it provides that such notes will accrue interest at a rate of 15% per annum from February 2, 2012, until June 30, 2012. The Waiver Agreement also reduced the conversion price of the zero-coupon bridge notes from $0.40 to $0.12 per share. In connection with the Waiver Agreement, the Company agreed to pay an arranger a cash fee ("arranger fee") of $30,000.

On September 28, 2012, the Company entered into a Second Amendment and Waiver Agreement with the holders of the zero-coupon convertible notes (the "Second Waiver Agreement"). Pursuant to the Second Waiver Agreement, the zero-coupon convertible notes' maturity date was extended to September 28, 2013, and the aggregate principal amount thereof was increased to $1,880,000, which includes an Original Issue Discount of 12.1%. The Waiver Agreement also reduced the conversion price of the zero-coupon bridge notes from $0.12 to $0.095 per share. In connection with the Waiver Agreement, the Company agreed to pay an arranger a cash fee ("arranger fee") of $37,600.

In connection with the Second Waiver Agreement, the convertible debentures were analyzed for a beneficial conversion feature after the debt modification at which time it was concluded that no beneficial conversion feature existed. See detail summary below for carrying value of debt as of September 30, 2012.

Post-Modification Debt:
Estimated fair value of debt after modification	$1,880,000
Less: Original issue discount	(202,926)
Carrying value at September 28, 2012	1,677,074
Amortization of debt discount	1,112
Carrying value at September 30, 2012	$1,678,186

Second Amendment and Waiver Agreement

The Company applied ASC 470-50-40/55 "Debtor's Accounting for a Modification or Exchange of Debt Instrument" and concluded that the Second Amendment and Waiver Agreement dated September 28, 2012 constituted a debt extinguishment rather than debt modification because the change in the fair value of the embedded conversion features immediately before and after the modification exceeded 10% of the original loan balance. As a result, the Company recorded a loss on debt extinguishment of $37,235 during the three months ended September 30, 2012, as summarized below.

Loss on Extinguishment:
Estimated fair value of debt after modification	$1,880,000
Arranger fee	37,600
Less: Original issue discount	(202,926)
Fair value of assets given	1,714,674
Less: Carrying Value of pre-modification debt	(1,677,439)
Unamortized deferred financing costs	-
Loss on debt extinguishment	$37,235

NOTE 8. CREDIT AGREEMENT

On May 2, 2011, the Company entered into and simultaneously closed a Credit Agreement for a $1.5 million bridge loan with three private institutional investors. Under the Credit Agreement, the Company issued to each lender a zero-coupon original issue discount note due February 2, 2012. The notes are convertible into shares of the Company's common stock at the lender's option at a price of $0.40 per share. The aggregate face amount of the notes at the February 2, 2012 maturity was $1,677,438. The Company may prepay the notes at its option (together with accrued original issue discount), and must prepay them (together with accrued original issue discount) first out of the net proceeds of any future capital raising transactions by the Company.

The Company also agreed to issue to the lenders warrants to purchase an aggregate of 1,500,000 shares of common stock, exercisable for five years at an initial exercise price of $0.50 per share (the "Lender Warrants"). The Lender Warrants contain provisions that protect holders from future issuances of the Company's common stock at prices below such warrants' respective exercise prices and these provisions could result in modification of the warrants exercise price based on a variable that is not an input to the fair value of a "fixed-for-fixed" option as defined under FASB ASC Topic No. 815 - 40. The fair values of the Lender Warrants were recognized as derivative warrant instruments at issuance and are measured at fair value at each reporting period. The Company determined the fair value of the warrants was $1,132,000 at the issuance date. This amount was recorded as a debt discount and is amortized to interest expense over the term of the debentures.

The convertible debentures were analyzed for a beneficial conversion feature at which time it was concluded that a beneficial conversion feature existed. The beneficial conversion feature was measured using the commitment-date stock price and was determined to be $368,000. This amount was recorded as a debt discount and is amortized to interest expense over the term of the debentures.

The Company agreed to pay finder's fees consisting of cash in the amount of 5% of the aggregate issue price of the notes, or $75,000 in total, and warrants to purchase an aggregate of 75,000 shares of common stock, exercisable for five years at an initial exercise price of $0.40 per share (the "Arranger Warrants"). The Arranger Warrants contain provisions that protect holders from future issuances of the Company's common stock at prices below such warrants' respective exercise prices and these provisions could result in modification of the warrants exercise price based on a variable that is not an input to the fair value of a "fixed-for-fixed" option as defined under FASB ASC Topic No. 815 - 40. The fair value of the Arranger Warrants were recognized as derivative warrant instruments at issuance and are measured at fair value at each reporting period. The Company determined the fair value of the Arranger Warrants at the issuance date was $57,750, which was recorded as deferred financing costs. The deferred financing costs of $132,750 were amortized over the life of the debt on a straight-line basis which approximated the effective interest method. During the years ended June 30, 2012 and 2011, the Company recorded $103,250 and $29,500, respectively, of interest expense on deferred financing costs.

On August 25, 2011, the Company entered into an Amendment and Waiver Agreement with the holders of the zero-coupon bridge notes (the "Waiver Agreement"). Pursuant to the Waiver Agreement, effective upon the closing of POSCAN's initial $8 million investment under the SPA (see Note 11), the zero-coupon bridge notes maturity date was extended to June 30, 2012, and the Company was not required to make any prepayment out of the proceeds of the SPA. As the POSCAN closing occurred on September 14, 2011, the Waiver Agreement was deemed effective on that date. The Waiver Agreement does not alter the principal amount of the zero-coupon bridge notes; however, it provides that such notes will accrue interest at a rate of 15% per annum from February 2, 2012, until June 30, 2012. The Waiver Agreement also reduced the conversion price of the $1.5 million zero-coupon bridge notes from $0.40 to $0.12 per share. In connection with the Waiver Agreement, the Company agreed to pay an arranger a cash fee of $30,000.

In connection with the Waiver Agreement, the convertible debentures were analyzed for a beneficial conversion feature after the debt modification at which time it was concluded that a beneficial conversion feature existed. The beneficial conversion feature was measured using the commitment-date stock price and was determined to be $330,019. This amount was recorded as a debt discount and will be amortized to interest expense over the term of the debentures. See detail summary below for carrying value of debt as of June 30, 2012.

Post-Modification Debt:
Estimated fair value of debt after modification	$1,584,192
Less: Beneficial conversion feature discount	(330,019)
Carrying value at September 14, 2011	1,254,173
Accrued interest	198,989
Amortization of debt discount	330,019
Carrying value at June 30, 2012	$1,783,181

Loss on Debt Extinguishment

The Company concluded that the Waiver Agreement resulted in a substantial modification of terms of the debt because the fair value of the embedded conversion feature increased by more than 10% as a result of the decrease in the conversion price from $0.40 per share to $0.12 per share. Accordingly, the Company recognized the amendment as an extinguishment of debt and recorded a loss on debt extinguishment. The Company determined that the fair value of the Credit Agreement approximated the initial $1.5 million face value of the notes plus accrued interest of $84,192 due to the short-term nature of the notes. As a result, the Company recorded a loss on debt extinguishment of $841,752 during the year ended June 30, 2012, as summarized below.

Loss on Extinguishment:
Estimated fair value of debt after modification	$1,584,192
Waiver fee	30,000
Fair value of assets given	1,614,192
Less: Carrying Value of pre-modification debt	(838,815)
Unamortized deferred financing costs	66,375
Loss on debt extinguishment	$841,752

Second Amendment and Waiver Agreement

On September 28, 2012, the Company entered into a Second Amendment and Waiver Agreement with the holders of the zero-coupon convertible notes (the "Second Waiver Agreement"). Pursuant to the Second Waiver Agreement, the zero-coupon convertible notes maturity date was extended to September 28, 2013. The Waiver Agreement also reduced the conversion price of the $1.5 million zero-coupon bridge notes from $0.12 to $0.095 per share. In connection with the Waiver Agreement, the Company agreed to pay an arranger a cash fee of $37,600.

The Company applied ASC 470-50-40/55 (formerly APB 26) "Debtor's Accounting for a Modification or Exchange of Debt Instrument" and concluded that the revised terms constituted a debt extinguishment rather than debt modification because the change in the fair value of the embedded conversion features immediately before and after the modification exceeded 10% of the original loan balance. Accordingly, the Company will record a total of $153,319 in September 2012 as gain on debt extinguishment.